INCOME TAXES (Details Narrative)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective statutory rate, description			In the British Virgin Islands, the statutory rate is effectively 0% as tax is not applied on extra territorial activity.
Effective tax rate	21.00%	28.00%	20.00%	23.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax statutory rate			12.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax statutory rate			35.00%